CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Statement of Financial Position [Abstract]
Allowance for credit losses | $	$ 9,253	$ 9,927
Common stock authorized (in shares)	125,000,000	125,000,000
Common stock issued (in shares)	74,774,827	74,774,827
Common stock outstanding (in shares)	63,634,991	63,476,860
Treasury stock (in shares)	11,139,836	11,297,967